Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Material income and expense [abstract]
Net losses (gains) due to changes in foreign currency exchange rates	$ 36	$ (78)	$ 59	$ (94)
Net losses (gains) on derivative instruments	66	(242)	135	(320)
Other			(2)
Other finance costs (income)	$ 102	$ (320)	$ 192	$ (414)